Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2040 Fund
December 31, 2024
Z40-NPRT3-0325
1.9884245.107
Bond Funds - 13.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	92,175	679,329
Fidelity Series Corporate Bond Fund (a)	32,674	300,273
Fidelity Series Emerging Markets Debt Fund (a)	47,038	371,604
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,472	98,089
Fidelity Series Floating Rate High Income Fund (a)	7,613	68,521
Fidelity Series Government Bond Index Fund (a)	52,970	477,262
Fidelity Series High Income Fund (a)	7,968	68,607
Fidelity Series International Credit Fund (a)	7	54
Fidelity Series International Developed Markets Bond Index Fund (a)	177,527	1,540,938
Fidelity Series Investment Grade Bond Fund (a)	46,328	457,725
Fidelity Series Investment Grade Securitized Fund (a)	32,974	289,507
Fidelity Series Long-Term Treasury Bond Index Fund (a)	892,142	4,737,274
Fidelity Series Real Estate Income Fund (a)	6,970	68,446
TOTAL BOND FUNDS (Cost $9,906,680)		9,157,629

Domestic Equity Funds - 48.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	374,837	7,436,776
Fidelity Series Commodity Strategy Fund (a)	1,811	156,069
Fidelity Series Large Cap Growth Index Fund (a)	189,545	4,814,454
Fidelity Series Large Cap Stock Fund (a)	191,305	4,390,459
Fidelity Series Large Cap Value Index Fund (a)	562,047	9,166,988
Fidelity Series Small Cap Core Fund (a)	197,014	2,405,545
Fidelity Series Small Cap Opportunities Fund (a)	70,400	1,029,958
Fidelity Series Value Discovery Fund (a)	208,369	3,229,726
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,688,812)		32,629,975

International Equity Funds - 38.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	119,917	1,880,302
Fidelity Series Emerging Markets Fund (a)	201,045	1,745,068
Fidelity Series Emerging Markets Opportunities Fund (a)	381,840	6,995,311
Fidelity Series International Growth Fund (a)	244,172	4,255,918
Fidelity Series International Index Fund (a)	137,708	1,631,843
Fidelity Series International Small Cap Fund (a)	61,340	993,707
Fidelity Series International Value Fund (a)	359,320	4,283,093
Fidelity Series Overseas Fund (a)	316,983	4,260,258
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,105,726)		26,045,500

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $57,701,218)	67,833,104
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9)
NET ASSETS - 100.0%	67,833,095

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	32,387	492,610	529,497	3,006	4,635	(135)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	363,866	388,655	48,564	17,545	489	(25,117)	679,329	92,175
Fidelity Series Blue Chip Growth Fund	7,293,218	2,018,999	2,622,008	704,163	224,103	522,463	7,436,775	374,837
Fidelity Series Canada Fund	1,702,198	414,235	278,041	55,436	2,451	39,459	1,880,302	119,917
Fidelity Series Commodity Strategy Fund	459,337	181,070	458,324	18,944	(161,557)	135,544	156,070	1,811
Fidelity Series Corporate Bond Fund	289,766	323,489	313,179	9,408	4,491	(4,294)	300,273	32,674
Fidelity Series Emerging Markets Debt Fund	340,894	72,084	43,819	15,174	1,112	1,333	371,604	47,038
Fidelity Series Emerging Markets Debt Local Currency Fund	107,515	14,462	19,175	4,614	(51)	(4,662)	98,089	11,472
Fidelity Series Emerging Markets Fund	1,563,784	523,201	317,846	48,068	(1,401)	(22,670)	1,745,068	201,045
Fidelity Series Emerging Markets Opportunities Fund	6,276,199	2,042,142	1,478,030	143,063	2,653	152,346	6,995,310	381,840
Fidelity Series Floating Rate High Income Fund	65,281	14,423	10,838	4,717	(10)	(335)	68,521	7,613
Fidelity Series Government Bond Index Fund	423,817	554,509	498,258	10,862	798	(3,604)	477,262	52,970
Fidelity Series Government Money Market Fund	48,616	25,174	73,790	397	-	-	-	-
Fidelity Series High Income Fund	129,950	22,717	86,883	6,816	1,451	1,372	68,607	7,968
Fidelity Series International Credit Fund	51	3	-	3	-	-	54	7
Fidelity Series International Developed Markets Bond Index Fund	622,640	1,027,804	90,248	38,444	235	(19,493)	1,540,938	177,527
Fidelity Series International Growth Fund	4,270,851	1,066,967	814,350	173,870	15,099	(282,649)	4,255,918	244,172
Fidelity Series International Index Fund	1,616,981	370,361	276,618	47,533	2,820	(81,701)	1,631,843	137,708
Fidelity Series International Small Cap Fund	967,819	277,868	181,949	92,931	4,432	(74,463)	993,707	61,340
Fidelity Series International Value Fund	4,291,309	1,026,971	810,252	190,561	19,241	(244,176)	4,283,093	359,320
Fidelity Series Investment Grade Bond Fund	426,513	528,366	495,447	13,710	3,307	(5,014)	457,725	46,328
Fidelity Series Investment Grade Securitized Fund	281,363	313,116	303,986	9,334	1,738	(2,724)	289,507	32,974
Fidelity Series Large Cap Growth Index Fund	4,620,647	936,278	1,603,760	28,033	207,639	653,650	4,814,454	189,545
Fidelity Series Large Cap Stock Fund	4,894,838	936,443	1,707,939	346,563	232,596	34,521	4,390,459	191,305
Fidelity Series Large Cap Value Index Fund	8,750,532	2,450,048	2,268,489	265,026	148,835	86,062	9,166,988	562,047
Fidelity Series Long-Term Treasury Bond Index Fund	5,060,559	1,157,085	1,219,244	130,562	(39,082)	(222,044)	4,737,274	892,142
Fidelity Series Overseas Fund	4,280,888	923,202	757,858	93,719	12,915	(198,889)	4,260,258	316,983
Fidelity Series Real Estate Income Fund	63,195	12,123	7,906	3,553	(104)	1,139	68,447	6,970
Fidelity Series Small Cap Core Fund	89,864	2,579,763	340,612	24,659	10,692	65,838	2,405,545	197,014
Fidelity Series Small Cap Opportunities Fund	2,163,954	334,396	1,413,376	110,938	232,611	(287,627)	1,029,958	70,400
Fidelity Series Treasury Bill Index Fund	113,581	49,905	163,487	904	1	-	-	-
Fidelity Series Value Discovery Fund	3,231,437	945,475	905,396	125,071	40,917	(82,707)	3,229,726	208,369
	64,843,850	22,023,944	20,139,169	2,737,627	973,056	131,423	67,833,104	5,025,511

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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